Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term securities
Current securities	$ 19,256	$ 18,497
Long-term securities
Long-term securities	3,625	3,721
Equity
Short-term securities
Securities at FVTPL, publicly traded	4,939	2,509
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	3,625	3,721
Investment funds
Short-term securities
Securities at FVTPL, unlisted	2,761	4,096
Debt securities
Short-term securities
Securities at FVTPL, unlisted	770	873
Securities at FVTOCI, publicly traded	10,786	11,019
Sovereign bonds issued by a government
Long-term securities
Debt securities at FVOCI	$ 10,461	$ 10,845
Sovereign bonds, Percent on total short-term securities	54.00%	59.00%